Fair Values of Available-for-Sale Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Short Term Investments Classified By Security Type [Abstract]
Maturing in one year or less	$ 20,093
Maturing after one year through three years	12,829
Fair value	$ 32,922